Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2018
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other Current Assets

	As of December 31,
	2017	2018	2018
	RMB	RMB	US$
	(In millions)
Prepaid expenses	398	658	96
Advances to suppliers	764	1,686	245
Receivables from online payment agencies	312	892	130
Deposits	204	247	36
Licensed copyrights	819	1,176	171
Contract assets, net	—	1,415	206
Others	928	767	111

	3,425	6,841	995